Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
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C000096654
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 12,632	$ 12,585	$ 12,449	$ 12,445	$ 12,325	$ 12,263	$ 12,216	$ 12,214	$ 12,097	$ 12,023	$ 12,019	$ 11,946	$ 12,028	$ 11,924	$ 11,821	$ 11,663	$ 11,591	$ 11,492	$ 11,547	$ 11,477	$ 11,491	$ 11,422	$ 11,231	$ 11,042	$ 11,071	$ 11,101	$ 11,064	$ 10,987	$ 10,979	$ 10,999	$ 10,939	$ 10,867	$ 10,943	$ 10,767	$ 10,724	$ 10,578	$ 10,604	$ 10,801	$ 10,868	$ 10,767	$ 10,864	$ 10,884	$ 10,969	$ 11,094	$ 11,180	$ 11,266	$ 11,262	$ 11,297	$ 11,319	$ 11,328	$ 11,323	$ 11,319	$ 11,314	$ 11,296	$ 11,266	$ 11,274	$ 11,256	$ 11,224	$ 11,166	$ 11,070	$ 11,063	$ 11,055	$ 10,983	$ 10,888	$ 10,742	$ 10,545	$ 10,324	$ 10,887	$ 10,840	$ 10,755	$ 10,721	$ 10,724	$ 10,689	$ 10,684	$ 10,598	$ 10,585	$ 10,512	$ 10,451	$ 10,414	$ 10,330	$ 10,283	$ 10,199	$ 10,188	$ 10,213	$ 10,215	$ 10,192	$ 10,171	$ 10,138	$ 10,140	$ 10,131	$ 10,122	$ 10,113	$ 10,151	$ 10,143	$ 10,135	$ 10,149	$ 10,141	$ 10,120	$ 10,110	$ 10,077	$ 10,056	$ 10,034	$ 10,011	$ 9,989	$ 9,955	$ 9,922	$ 9,900	$ 9,935	$ 9,937	$ 9,916	$ 9,894	$ 9,885	$ 9,830	$ 9,820	$ 9,766	$ 9,677	$ 9,690	$ 9,737	$ 9,772	$ 9,796	$ 9,775
C000096656
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,986	11,949	11,842	11,832	11,725	11,673	11,650	11,641	11,536	11,472	11,477	11,414	11,499	11,407	11,315	11,184	11,123	11,021	11,081	11,020	11,054	10,982	10,804	10,629	10,664	10,700	10,672	10,605	10,604	10,630	10,579	10,517	10,596	10,420	10,399	10,264	10,295	10,481	10,553	10,462	10,576	10,590	10,680	10,809	10,912	10,991	10,995	11,036	11,077	11,094	11,096	11,086	11,101	11,079	11,057	11,072	11,060	11,037	10,987	10,900	10,899	10,899	10,835	10,748	10,610	10,434	10,221	10,774	10,734	10,656	10,641	10,639	10,611	10,612	10,534	10,528	10,461	10,419	10,377	10,300	10,270	10,181	10,177	10,208	10,216	10,200	10,197	10,170	10,167	10,165	10,162	10,171	10,204	10,214	10,212	10,233	10,219	10,216	10,201	10,174	10,171	10,143	10,126	10,110	10,082	10,054	10,039	10,081	10,089	10,074	10,059	10,055	10,006	10,002	9,953	9,869	9,888	9,942	9,984	10,015	10,000
C000148124
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,292	13,223	13,092	13,069	12,954	12,885	12,833	12,811	12,699	12,618	12,611	12,517	12,612	12,501	12,374	12,221	12,143	12,022	12,091	12,014	12,025	11,935	11,745	11,530	11,556	11,584	11,555	11,458	11,446	11,476	11,410	11,331	11,406	11,205	11,171	11,015	11,038	11,226	11,305	11,183	11,293	11,311	11,384	11,524	11,611	11,698	11,692	11,711	11,745	11,752	11,744	11,736	11,728	11,707	11,673	11,679	11,657	11,621	11,559	11,457	11,447	11,436	11,360	11,259	11,106	10,901	10,669	11,248	11,198	11,108	11,070	11,071	11,032	11,025	10,934	10,919	10,841	10,775	10,736	10,647	10,596	10,507	10,494	10,518	10,517	10,491	10,467	10,443	10,432	10,420	10,408	10,409	10,434	10,424	10,425	10,426	10,415	10,391	10,379	10,343	10,319	10,294	10,268	10,243	10,207	10,170	10,146	10,180	10,179	10,156	10,143	10,120	10,062	10,050	9,992	9,911	9,911	9,956	9,990	10,012	10,000
C000096657
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 13,237	13,186	13,041	13,034	12,906	12,838	12,787	12,766	12,656	12,576	12,570	12,492	12,575	12,463	12,338	12,185	12,108	12,002	12,057	11,981	11,993	11,919	11,717	11,518	11,546	11,575	11,534	11,452	11,441	11,473	11,395	11,317	11,393	11,208	11,175	11,007	11,031	11,234	11,300	11,193	11,304	11,309	11,395	11,522	11,622	11,696	11,689	11,722	11,756	11,762	11,754	11,734	11,739	11,706	11,672	11,677	11,656	11,621	11,558	11,457	11,446	11,436	11,373	11,259	11,119	10,914	10,683	11,248	11,210	11,108	11,083	11,071	11,032	11,026	10,934	10,919	10,854	10,788	10,736	10,647	10,609	10,508	10,495	10,518	10,517	10,504	10,480	10,444	10,432	10,421	10,409	10,409	10,435	10,436	10,425	10,438	10,427	10,403	10,379	10,343	10,331	10,294	10,269	10,244	10,207	10,171	10,158	10,180	10,179	10,156	10,132	10,120	10,062	10,050	9,992	9,911	9,911	9,956	9,990	10,012	10,000
C000096658
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,329,064	1,323,753	1,310,625	1,308,334	1,295,293	1,288,403	1,284,678	1,282,493	1,271,362	1,263,208	1,260,996	1,253,066	1,261,176	1,249,996	1,238,852	1,223,472	1,215,648	1,203,539	1,208,931	1,201,159	1,202,227	1,194,656	1,174,224	1,154,097	1,156,737	1,159,487	1,155,241	1,146,861	1,145,650	1,148,667	1,140,656	1,134,154	1,140,260	1,121,560	1,118,137	1,101,172	1,104,827	1,123,627	1,130,192	1,119,335	1,130,361	1,132,198	1,139,485	1,153,520	1,162,220	1,170,941	1,170,257	1,172,239	1,175,625	1,176,318	1,175,515	1,174,796	1,174,026	1,171,982	1,168,598	1,169,149	1,166,990	1,162,133	1,155,892	1,147,026	1,144,679	1,143,629	1,137,336	1,127,181	1,111,887	1,091,309	1,068,151	1,126,138	1,121,054	1,112,071	1,108,279	1,108,340	1,104,444	1,103,755	1,094,636	1,093,112	1,085,308	1,078,761	1,074,793	1,065,902	1,060,775	1,051,921	1,050,582	1,052,955	1,052,856	1,050,298	1,047,896	1,044,261	1,044,335	1,043,175	1,042,019	1,040,865	1,043,416	1,043,527	1,042,432	1,043,741	1,042,651	1,040,247	1,039,028	1,035,431	1,033,041	1,030,515	1,028,010	1,025,497	1,021,813	1,017,013	1,015,737	1,019,134	1,017,912	1,015,541	1,014,324	1,011,962	1,006,144	1,006,095	999,153	991,082	992,188	996,704	1,000,074	1,001,175	1,000,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	1,199,775	1,186,828	1,172,801	1,175,903	1,158,096	1,166,448	1,161,882	1,161,445	1,136,441	1,130,444	1,149,252	1,137,228	1,166,147	1,150,739	1,134,437	1,108,545	1,098,149	1,079,842	1,107,824	1,097,688	1,113,419	1,116,485	1,075,323	1,028,735	1,045,230	1,072,484	1,079,378	1,080,131	1,083,997	1,095,930	1,089,328	1,062,342	1,090,538	1,057,990	1,062,784	1,025,086	1,038,537	1,085,435	1,116,998	1,090,356	1,107,734	1,100,637	1,144,052	1,176,744	1,190,020	1,216,222	1,219,342	1,215,745	1,216,080	1,226,701	1,229,041	1,215,451	1,206,971	1,203,040	1,193,611	1,208,704	1,226,414	1,235,271	1,233,571	1,221,585	1,227,064	1,227,737	1,237,728	1,219,512	1,211,878	1,206,262	1,185,194	1,192,210	1,171,131	1,149,019	1,149,820	1,150,406	1,146,951	1,153,092	1,123,968	1,121,501	1,107,592	1,088,273	1,087,994	1,067,496	1,068,115	1,056,891	1,037,825	1,031,666	1,039,884	1,046,624	1,039,933	1,039,686	1,040,966	1,033,589	1,041,334	1,034,698	1,044,600	1,056,771	1,051,943	1,053,295	1,052,685	1,057,723	1,048,320	1,043,828	1,044,880	1,036,899	1,028,958	1,029,498	1,022,625	1,020,622	1,019,185	1,043,877	1,051,923	1,052,540	1,053,745	1,047,125	1,028,643	1,028,379	1,024,447	1,015,133	1,007,983	994,300	997,524	1,000,166	1,000,000
DWS Index: Bloomberg 1-3 Year Government/Credit Index
Account Value [Line Items]
Account Value	12,113	12,073	11,968	11,971	11,894	11,910	11,820	11,766	11,684	11,631	11,607	11,568	11,634	11,538	11,433	11,299	11,237	11,156	11,193	11,148	11,189	11,146	11,014	10,888	10,854	10,859	10,820	10,775	10,819	10,852	10,815	10,660	10,740	10,654	10,634	10,547	10,561	10,691	10,775	10,719	10,795	10,729	10,787	10,935	10,983	11,062	11,079	11,088	11,125	11,134	11,134	11,115	11,132	11,119	11,110	11,115	11,119	11,115	11,105	11,094	11,092	11,091	11,087	11,066	11,044	11,007	10,938	10,904	10,816	10,756	10,730	10,730	10,693	10,699	10,613	10,620	10,561	10,488	10,464	10,396	10,380	10,340	10,260	10,230	10,219	10,226	10,191	10,185	10,184	10,146	10,157	10,141	10,150	10,177	10,174	10,196	10,198	10,211	10,190	10,164	10,168	10,151	10,133	10,127	10,111	10,092	10,085	10,127	10,131	10,120	10,131	10,129	10,068	10,075	10,061	10,025	10,016	9,964	9,977	9,997	10,000
DWS Index: Bloomberg 1-3 Year Government/Credit Index
Account Value [Line Items]
Account Value	12,113	12,073	11,968	11,971	11,894	11,910	11,820	11,766	11,684	11,631	11,607	11,568	11,634	11,538	11,433	11,299	11,237	11,156	11,193	11,148	11,189	11,146	11,014	10,888	10,854	10,859	10,820	10,775	10,819	10,852	10,815	10,660	10,740	10,654	10,634	10,547	10,561	10,691	10,775	10,719	10,795	10,729	10,787	10,935	10,983	11,062	11,079	11,088	11,125	11,134	11,134	11,115	11,132	11,119	11,110	11,115	11,119	11,115	11,105	11,094	11,092	11,091	11,087	11,066	11,044	11,007	10,938	10,904	10,816	10,756	10,730	10,730	10,693	10,699	10,613	10,620	10,561	10,488	10,464	10,396	10,380	10,340	10,260	10,230	10,219	10,226	10,191	10,185	10,184	10,146	10,157	10,141	10,150	10,177	10,174	10,196	10,198	10,211	10,190	10,164	10,168	10,151	10,133	10,127	10,111	10,092	10,085	10,127	10,131	10,120	10,131	10,129	10,068	10,075	10,061	10,025	10,016	9,964	9,977	9,997	10,000
DWS Index: Bloomberg 1-3 Year Government/Credit Index
Account Value [Line Items]
Account Value	12,113	12,073	11,968	11,971	11,894	11,910	11,820	11,766	11,684	11,631	11,607	11,568	11,634	11,538	11,433	11,299	11,237	11,156	11,193	11,148	11,189	11,146	11,014	10,888	10,854	10,859	10,820	10,775	10,819	10,852	10,815	10,660	10,740	10,654	10,634	10,547	10,561	10,691	10,775	10,719	10,795	10,729	10,787	10,935	10,983	11,062	11,079	11,088	11,125	11,134	11,134	11,115	11,132	11,119	11,110	11,115	11,119	11,115	11,105	11,094	11,092	11,091	11,087	11,066	11,044	11,007	10,938	10,904	10,816	10,756	10,730	10,730	10,693	10,699	10,613	10,620	10,561	10,488	10,464	10,396	10,380	10,340	10,260	10,230	10,219	10,226	10,191	10,185	10,184	10,146	10,157	10,141	10,150	10,177	10,174	10,196	10,198	10,211	10,190	10,164	10,168	10,151	10,133	10,127	10,111	10,092	10,085	10,127	10,131	10,120	10,131	10,129	10,068	10,075	10,061	10,025	10,016	9,964	9,977	9,997	10,000
DWS Index: Bloomberg 1-3 Year Government/Credit Index
Account Value [Line Items]
Account Value	12,113	12,073	11,968	11,971	11,894	11,910	11,820	11,766	11,684	11,631	11,607	11,568	11,634	11,538	11,433	11,299	11,237	11,156	11,193	11,148	11,189	11,146	11,014	10,888	10,854	10,859	10,820	10,775	10,819	10,852	10,815	10,660	10,740	10,654	10,634	10,547	10,561	10,691	10,775	10,719	10,795	10,729	10,787	10,935	10,983	11,062	11,079	11,088	11,125	11,134	11,134	11,115	11,132	11,119	11,110	11,115	11,119	11,115	11,105	11,094	11,092	11,091	11,087	11,066	11,044	11,007	10,938	10,904	10,816	10,756	10,730	10,730	10,693	10,699	10,613	10,620	10,561	10,488	10,464	10,396	10,380	10,340	10,260	10,230	10,219	10,226	10,191	10,185	10,184	10,146	10,157	10,141	10,150	10,177	10,174	10,196	10,198	10,211	10,190	10,164	10,168	10,151	10,133	10,127	10,111	10,092	10,085	10,127	10,131	10,120	10,131	10,129	10,068	10,075	10,061	10,025	10,016	9,964	9,977	9,997	10,000
DWS Index: Bloomberg 1-3 Year Government/Credit Index
Account Value [Line Items]
Account Value	$ 1,211,316	$ 1,207,298	$ 1,196,812	$ 1,197,050	$ 1,189,440	$ 1,190,992	$ 1,182,041	$ 1,176,645	$ 1,168,443	$ 1,163,137	$ 1,160,655	$ 1,156,778	$ 1,163,371	$ 1,153,755	$ 1,143,344	$ 1,129,948	$ 1,123,664	$ 1,115,555	$ 1,119,287	$ 1,114,845	$ 1,118,929	$ 1,114,588	$ 1,101,431	$ 1,088,766	$ 1,085,353	$ 1,085,867	$ 1,082,026	$ 1,077,508	$ 1,081,898	$ 1,085,223	$ 1,081,526	$ 1,066,016	$ 1,074,010	$ 1,065,447	$ 1,063,422	$ 1,054,725	$ 1,056,054	$ 1,069,106	$ 1,077,509	$ 1,071,881	$ 1,079,483	$ 1,072,903	$ 1,078,696	$ 1,093,513	$ 1,098,314	$ 1,106,232	$ 1,107,930	$ 1,108,832	$ 1,112,490	$ 1,113,407	$ 1,113,382	$ 1,111,499	$ 1,113,215	$ 1,111,874	$ 1,111,014	$ 1,111,515	$ 1,111,864	$ 1,111,489	$ 1,110,478	$ 1,109,371	$ 1,109,179	$ 1,109,085	$ 1,108,654	$ 1,106,606	$ 1,104,381	$ 1,100,695	$ 1,093,791	$ 1,090,404	$ 1,081,572	$ 1,075,632	$ 1,073,009	$ 1,073,045	$ 1,069,305	$ 1,069,880	$ 1,061,334	$ 1,061,969	$ 1,056,093	$ 1,048,836	$ 1,046,435	$ 1,039,622	$ 1,038,009	$ 1,033,964	$ 1,025,985	$ 1,023,029	$ 1,021,913	$ 1,022,637	$ 1,019,062	$ 1,018,504	$ 1,018,388	$ 1,014,613	$ 1,015,662	$ 1,014,070	$ 1,014,996	$ 1,017,697	$ 1,017,371	$ 1,019,570	$ 1,019,829	$ 1,021,069	$ 1,019,042	$ 1,016,413	$ 1,016,801	$ 1,015,126	$ 1,013,267	$ 1,012,718	$ 1,011,060	$ 1,009,176	$ 1,008,544	$ 1,012,738	$ 1,013,103	$ 1,011,951	$ 1,013,057	$ 1,012,875	$ 1,006,794	$ 1,007,513	$ 1,006,116	$ 1,002,495	$ 1,001,582	$ 996,399	$ 997,700	$ 999,661	$ 1,000,000